Other Receivables	12 Months Ended
Dec. 31, 2022
Prepaid and Other Receivables [Abstract]
OTHER RECEIVABLES	Note 5 – OTHER RECEIVABLES Other receivables consist of the following:
	December 31, 2022	December 31, 2021
Income tax receivables	$75,645	$-
Others	22,266	36,706
	$97,911	$36,706